Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Accounts receivable before allowances for doubtful accounts	$ 317,512	$ 360,074
Depreciation method	straight-line method
Allowance for doubtful accounts	$ 7,278	5,851	$ 2,622	$ 3,503
Ocean- going bunkering tankers
Property Plant And Equipment [Line Items]
Estimated useful life	30 years
Floating storage facilities
Property Plant And Equipment [Line Items]
Estimated useful life	30 years
In-land waterway bunkering tankers
Property Plant And Equipment [Line Items]
Estimated useful life	45 years
Financial Instruments
Property Plant And Equipment [Line Items]
Variable interest rate	EURIBOR or LIBOR
Senior convertible notes
Property Plant And Equipment [Line Items]
Convertible Senior Notes fair value	$ 116,218	100,792
Carrying value net of finance charges	$ 118,031	$ 73,522